Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 723,444	$ 972,759	$ 924,313
Work in Progress	351,802	157,024	71,177
Finished goods	658,095	662,529	322,197
Total inventories	$ 1,733,341	$ 1,792,312	$ 1,317,687